Ordinary shares (Details) ¥ in Thousands	1 Months Ended
	Nov. 30, 2022 CNY (¥) shares	Feb. 28, 2021 Vote $ / shares shares	Mar. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Nov. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares shares	Jan. 31, 2021 shares
Ordinary shares
Ordinary shares, shares authorized | shares		3,000,000,000					500,000,000
Ordinary shares, Par value per share		$ 0.0001
IPO
Ordinary shares
Number of shares issued | shares	16,387,500
Price per share					$ 3.67
Net proceeds from initial public offering | ¥	¥ 365,784
Class A ordinary shares
Ordinary shares
Ordinary shares, shares authorized | shares		2,900,000,000	2,900,000,000	2,900,000,000		2,900,000,000
Ordinary shares, Par value per share			$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, number of votes per share | Vote		1
Class A ordinary shares | IPO
Ordinary shares
Number of shares issued | shares	16,387,500
Price per share					3.67
Class B ordinary shares
Ordinary shares
Ordinary shares, shares authorized | shares		100,000,000	100,000,000	100,000,000		100,000,000
Ordinary shares, Par value per share			$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, number of votes per share | Vote		10
American depositary shares | IPO
Ordinary shares
Number of shares issued | shares	5,462,500
Share Price					11
Price per share					$ 11